Cash Equivalents and Marketable Securities (Tables)	6 Months Ended
Jul. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash as Reported on the Condensed Consolidated Flows
Cash as reported on the consolidated statements of cash flows includes the aggregate amounts of cash and cash equivalents and the restricted cash as shown on the consolidated balance sheets. Cash as reported on the consolidated statements of cash flows consists of the following (in thousands):

	As of January 31,		As of July 31,
	2016	2017	2016	2017
			(unaudited)
Cash and cash equivalents	$35,966	$74,186	$50,609	$68,936
Restricted cash	28	15,446	26	18,048
Cash, cash equivalents and restricted cash	$35,994	$89,632	$50,635	$86,984
The following are the fair values of our cash equivalents and marketable securities as of January 31, 2016 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Cash equivalents:(1)
Money market funds	$22,434	$—	$—	$22,434
Commercial paper	7,999	—	(1)	7,998
Marketable securities:
U.S. agency obligations	6,039	—	(4)	6,035
Asset-backed securities	71,026	11	(46)	70,991
Corporate notes and obligations	214,535	31	(231)	214,335
Commercial paper	15,989	—	—	15,989
Municipal securities	33,869	21	(9)	33,881
U.S. treasury securities	21,064	7	(23)	21,048
Total cash equivalents and marketable securities	$392,955	$70	$(314)	$392,711
The following are the fair values of our cash equivalents and marketable securities as of January 31, 2017 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Cash equivalents:(1)
Money market funds	$49,390	$—	$—	$49,390
U.S. agency obligations	3,249	—	—	3,249
Corporate notes and obligations	2,050	—	—	2,050
Commercial paper	3,998	—	—	3,998
Marketable securities:
Asset-backed securities	39,281	—	(17)	39,264
Corporate notes and obligations	105,698	5	(116)	105,587
Municipal securities	16,128	—	(23)	16,105
Certificate of deposit	15,500	20	—	15,520
U.S. treasury securities	5,004	—	—	5,004
Total cash equivalents and marketable securities	$240,298	$25	$(156)	$240,167
The following are the fair values of our cash equivalents and marketable securities as of July 31, 2017 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
	(unaudited)
Cash equivalents:(1)
Money market funds	$6,173	$—	$—	$6,173
Corporate notes and obligations	4,000	—	—	4,000
Commercial paper	15,097	—	—	15,097
Municipal securities	6,000	—	(1)	5,999
Reverse repurchase agreements(2)	9,000	—	—	9,000
Marketable securities:
U.S. agency obligations	17,816	—	(4)	17,812
Asset-backed securities	45,521	—	(22)	45,499
Corporate notes and obligations	192,811	47	(105)	192,753
Commercial paper	80,554	1	(1)	80,554
Municipal securities	14,348	13	(3)	14,358
Certificates of deposit	49,850	7	(3)	49,854
U.S. treasury securities	5,985	1	—	5,986
Total cash equivalents and marketable securities	$447,155	$69	$(139)	$447,085
___________

(1)	Included in “cash and cash equivalents” in the accompanying consolidated balance sheet as of January 31, 2016 and 2017 and July 31, 2017.

(2)
As part of our cash management strategy, we invest in reverse repurchase agreements. Such reverse repurchase agreements are tri-party repurchase agreements and have maturities of three months or less at the time of investment and are collateralized by U.S. treasury securities at 102% of the principal amount. In a tri-party repurchase agreement, a third-party custodian bank functions as an independent intermediary to facilitate transfer of cash and holding the collateral on behalf of the underlying investor for the term of the agreement thereby minimizing risk and exposure to both parties. These reverse repurchase agreements are included within cash equivalents due to their high liquidity and relatively low risk.

Schedule of Fair Value of Cash and Cash Equivalents and Marketable Securities
The following are the fair values of our cash equivalents and marketable securities as of January 31, 2016 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Cash equivalents:(1)
Money market funds	$22,434	$—	$—	$22,434
Commercial paper	7,999	—	(1)	7,998
Marketable securities:
U.S. agency obligations	6,039	—	(4)	6,035
Asset-backed securities	71,026	11	(46)	70,991
Corporate notes and obligations	214,535	31	(231)	214,335
Commercial paper	15,989	—	—	15,989
Municipal securities	33,869	21	(9)	33,881
U.S. treasury securities	21,064	7	(23)	21,048
Total cash equivalents and marketable securities	$392,955	$70	$(314)	$392,711
The following are the fair values of our cash equivalents and marketable securities as of January 31, 2017 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Cash equivalents:(1)
Money market funds	$49,390	$—	$—	$49,390
U.S. agency obligations	3,249	—	—	3,249
Corporate notes and obligations	2,050	—	—	2,050
Commercial paper	3,998	—	—	3,998
Marketable securities:
Asset-backed securities	39,281	—	(17)	39,264
Corporate notes and obligations	105,698	5	(116)	105,587
Municipal securities	16,128	—	(23)	16,105
Certificate of deposit	15,500	20	—	15,520
U.S. treasury securities	5,004	—	—	5,004
Total cash equivalents and marketable securities	$240,298	$25	$(156)	$240,167
The following are the fair values of our cash equivalents and marketable securities as of July 31, 2017 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
	(unaudited)
Cash equivalents:(1)
Money market funds	$6,173	$—	$—	$6,173
Corporate notes and obligations	4,000	—	—	4,000
Commercial paper	15,097	—	—	15,097
Municipal securities	6,000	—	(1)	5,999
Reverse repurchase agreements(2)	9,000	—	—	9,000
Marketable securities:
U.S. agency obligations	17,816	—	(4)	17,812
Asset-backed securities	45,521	—	(22)	45,499
Corporate notes and obligations	192,811	47	(105)	192,753
Commercial paper	80,554	1	(1)	80,554
Municipal securities	14,348	13	(3)	14,358
Certificates of deposit	49,850	7	(3)	49,854
U.S. treasury securities	5,985	1	—	5,986
Total cash equivalents and marketable securities	$447,155	$69	$(139)	$447,085
___________

(1)	Included in “cash and cash equivalents” in the accompanying consolidated balance sheet as of January 31, 2016 and 2017 and July 31, 2017.

(2)
As part of our cash management strategy, we invest in reverse repurchase agreements. Such reverse repurchase agreements are tri-party repurchase agreements and have maturities of three months or less at the time of investment and are collateralized by U.S. treasury securities at 102% of the principal amount. In a tri-party repurchase agreement, a third-party custodian bank functions as an independent intermediary to facilitate transfer of cash and holding the collateral on behalf of the underlying investor for the term of the agreement thereby minimizing risk and exposure to both parties. These reverse repurchase agreements are included within cash equivalents due to their high liquidity and relatively low risk.

Schedule of Marketable Securities in Unrealized Loss Position
As of January 31, 2016, the following marketable securities were in an unrealized loss position (in thousands):

	Less than 12 months		Greater than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. agency obligations	$6,035	$(4)	$—	$—	$6,035	$(4)
Asset-backed securities	42,184	(46)	—	—	42,184	(46)
Corporate notes and obligations	161,385	(219)	16,662	(12)	178,047	(231)
Commercial paper	11,997	(1)	—	—	11,997	(1)
Municipal securities	7,021	(9)	—	—	7,021	(9)
U.S. treasury securities	13,044	(23)	—	—	13,044	(23)
Total	$241,666	$(302)	$16,662	$(12)	$258,328	$(314)
No marketable securities held as of January 31, 2017 had been in a continuous unrealized loss position for more than twelve months.
As of July 31, 2017, the following marketable securities were in an unrealized loss position (in thousands):

	Less than 12 months		Greater than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(unaudited)
U.S. agency obligations	$17,813	$(4)	$—	$—	$17,813	$(4)
Asset-backed securities	44,278	(21)	1,221	(1)	45,499	(22)
Corporate notes and obligations	106,474	(86)	8,391	(19)	114,865	(105)
Commercial paper	14,980	(1)	—	—	14,980	(1)
Municipal securities	11,001	(3)	1,974	(1)	12,975	(4)
Certificates of deposit	20,997	(3)	—	—	20,997	(3)
Total	$215,543	$(118)	$11,586	$(21)	$227,129	$(139)